Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
During 2017

and

2018, no charterer accounted for 10% or more of the Company’s revenues while in 2019 three charterer
s
accounted for 32%.

	Year ended December 31,
Charterer	2017	2018	2019
A	—	—	12%
B	—	—	10%
C	—	—	10%